Additional paid-in capital (Details 1) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Offsetting Assets [Line Items]
Options	321,700,000	5,497,001,500	5,362,701,500
Exercise Price	$ 0.043	$ 0.006	$ 0.004
Intrinsic Value	$ 0.022	$ 0.054	$ 0.066
Weighted Average Remaining Contractual Life	2 years 2 months 15 days	2 years 4 months 13 days	1 year 18 days
Options 1 [Member]
Offsetting Assets [Line Items]
Options			4,365,001,300
Exercise Price			$ 0.002
Intrinsic Value			$ 0.069
Options 2 [Member]
Offsetting Assets [Line Items]
Options		5,600,000	6,950,000
Exercise Price		$ 0.015	$ 0.015
Intrinsic Value		$ 0.045	$ 0.056
Options 3 [Member]
Offsetting Assets [Line Items]
Options	20,500,000	40,500,000	40,500,000
Exercise Price	$ 0.015	$ 0.015	$ 0.015
Intrinsic Value	$ 0.050	$ 0.045	$ 0.056
Options 4 [Member]
Offsetting Assets [Line Items]
Options	5,000,000	5,000,000	5,000,000
Exercise Price	$ 0.015	$ 0.015	$ 0.015
Intrinsic Value	$ 0.050	$ 0.045	$ 0.056
Options 5 [Member]
Offsetting Assets [Line Items]
Options			300,000
Exercise Price			$ 0.050
Intrinsic Value			$ 0.021
Options 6 [Member]
Offsetting Assets [Line Items]
Options			10,000,000
Exercise Price			$ 0.035
Intrinsic Value			$ 0.036
Options 7 [Member]
Offsetting Assets [Line Items]
Options	6,650,000	6,650,000	9,150,000
Exercise Price	$ 0.035	$ 0.035	$ 0.035
Intrinsic Value	$ 0.030	$ 0.025	$ 0.036
Options 8 [Member]
Offsetting Assets [Line Items]
Options		4,925,001,500	560,000,200
Exercise Price		$ 0.002	$ 0.002
Intrinsic Value		$ 0.058	$ 0.069
Options 9 [Member]
Offsetting Assets [Line Items]
Options	3,350,000	3,350,000	3,900,000
Exercise Price	$ 0.015	$ 0.015	$ 0.015
Intrinsic Value	$ 0.050	$ 0.045	$ 0.056
Options 10 [Member]
Offsetting Assets [Line Items]
Options	200,000	200,000	200,000
Exercise Price	$ 0.030	$ 0.030	$ 0.030
Intrinsic Value	$ 0.035	$ 0.030	$ 0.041
Options 11 [Member]
Offsetting Assets [Line Items]
Options	13,000,000	13,000,000	13,000,000
Exercise Price	$ 0.035	$ 0.035	$ 0.035
Intrinsic Value	$ 0.030	$ 0.025	$ 0.036
Options 12 [Member]
Offsetting Assets [Line Items]
Options	57,000,000	77,000,000	62,000,000
Exercise Price	$ 0.050	$ 0.050	$ 0.050
Intrinsic Value	$ 0.015	$ 0.010	$ 0.021
Options 13 [Member]
Offsetting Assets [Line Items]
Options	19,400,000	19,400,000	25,400,000
Exercise Price	$ 0.035	$ 0.035	$ 0.035
Intrinsic Value	$ 0.030	$ 0.025	$ 0.036
Options 14 [Member]
Offsetting Assets [Line Items]
Options		5,000,000	5,000,000
Exercise Price		$ 0.050	$ 0.050
Intrinsic Value		$ 0.010	$ 0.021
Options 15 [Member]
Offsetting Assets [Line Items]
Options			5,000,000
Exercise Price			$ 0.035
Intrinsic Value			$ 0.036
Options 16 [Member]
Offsetting Assets [Line Items]
Options		2,500,000	2,500,000
Exercise Price		$ 0.050	$ 0.050
Intrinsic Value		$ 0.010	$ 0.021
Options 17 [Member]
Offsetting Assets [Line Items]
Options		1,000,000	1,000,000
Exercise Price		$ 0.050	$ 0.050
Intrinsic Value		$ 0.010	$ 0.021
Options 18 [Member]
Offsetting Assets [Line Items]
Options			5,000,000
Exercise Price			$ 0.035
Intrinsic Value			$ 0.036
Options 19 [Member]
Offsetting Assets [Line Items]
Options	3,500,000	3,500,000	3,500,000
Exercise Price	$ 0.035	$ 0.035	$ 0.035
Intrinsic Value	$ 0.030	$ 0.025	$ 0.036
Options 20 [Member]
Offsetting Assets [Line Items]
Options	2,000,000	2,000,000	2,000,000
Exercise Price	$ 0.035	$ 0.035	$ 0.035
Intrinsic Value	$ 0.030	$ 0.025	$ 0.036
Options 21 [Member]
Offsetting Assets [Line Items]
Options		120,000,000	120,000,000
Exercise Price		$ 0.015	$ 0.015
Intrinsic Value		$ 0.045	$ 0.056
Options 22 [Member]
Offsetting Assets [Line Items]
Options	10,000,000	10,000,000	10,000,000
Exercise Price	$ 0.035	$ 0.035	$ 0.035
Intrinsic Value	$ 0.030	$ 0.025	$ 0.036
Options 23 [Member]
Offsetting Assets [Line Items]
Options	10,000,000	20,000,000	20,000,000
Exercise Price	$ 0.035	$ 0.035	$ 0.035
Intrinsic Value	$ 0.030	$ 0.025	$ 0.036
Options 24 [Member]
Offsetting Assets [Line Items]
Options	57,300,000	87,300,000	87,300,000
Exercise Price	$ 0.050	$ 0.050	$ 0.050
Intrinsic Value	$ 0.015	$ 0.010	$ 0.021
Options 25 [Member]
Offsetting Assets [Line Items]
Options	5,300,000
Exercise Price	$ 0.015
Intrinsic Value	$ 0.050
Options 26 [Member]
Offsetting Assets [Line Items]
Options	56,500,000	56,500,000
Exercise Price	$ 0.050	$ 0.050
Intrinsic Value	$ 0.015	$ 0.010
Options 27 [Member]
Offsetting Assets [Line Items]
Options	26,000,000	26,000,000
Exercise Price	$ 0.050	$ 0.050
Intrinsic Value	$ 0.015	$ 0.010
Options 28 [Member]
Offsetting Assets [Line Items]
Options	16,000,000	17,500,000
Exercise Price	$ 0.050	$ 0.050
Intrinsic Value	$ 0.015	$ 0.010
Options 29 [Member]
Offsetting Assets [Line Items]
Options	10,000,000	50,000,000
Exercise Price	$ 0.050	$ 0.050
Intrinsic Value	$ 0.015	$ 0.010